Supplementary Information to the Statements of Operations and Cash Flows (Tables)	12 Months Ended
Mar. 31, 2012
Detailed Schedule Of Research And Development, Advertising, Shipping And Handling, And Depreciation Costs Charged To Income

Research and development costs, advertising costs, shipping and handling costs and depreciation charged to earnings for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Research and development costs	520,217	527,798	476,903
Advertising costs	137,942	156,894	150,866
Shipping and handling costs	153,345	145,315	129,114
Depreciation	259,135	284,244	251,839

Schedule Of Cash Paid For Interest And Income Taxes, And Noncash Investing And Financial Activities

Interest and income taxes paid, and noncash investing and financing activities for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Cash paid:
Interest	28,636	28,308	26,301
Income taxes	76,679	75,872	51,441
Noncash investing and financing activities:
Capital leases	6,668	5,777	37,505
Treasury stock transferred under share exchange	424,010	—	—